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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-22051

ING Infrastructure, Industrials and Materials Fund
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)        (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Infrastructure, Industrials and Materials Fund

The schedules are not audited.

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Brazil: 1.6%
136,300		CPFL Energia SA ADR	$2,258,491	0.6
282,500		Weg S.A.	3,836,457	1.0
			6,094,948	1.6

		Chile: 0.5%
129,800		Enersis SA ADR	2,030,072	0.5

		China: 3.2%
80,000		China Mobile Ltd. ADR	4,339,200	1.1
310,000		China Unicom Hong Kong Ltd. ADR	4,901,100	1.3
1,718,639		Dongfang Electrical Machinery Co., Ltd.	2,901,140	0.8
			12,141,440	3.2

		Finland: 0.5%
185,231		Outotec Oyj	1,884,799	0.5

		France: 8.5%
36,568		Air Liquide	5,092,367	1.3
158,628	@	CGG	3,278,063	0.9
79,298		Schneider Electric S.A.	6,709,809	1.8
391,989		Suez Environnement S.A.	6,730,889	1.8
43,456		Technip S.A.	4,350,563	1.1
93,276		Vinci S.A.	5,989,864	1.6
			32,151,555	8.5

		Germany: 10.0%
73,000		BASF AG	7,778,902	2.1
200,130		Deutsche Post AG	7,065,458	1.9
406,989		Deutsche Telekom AG	6,452,238	1.7
98,840		GEA Group AG	4,601,569	1.2
42,136	@	Osram Licht AG	2,495,731	0.7
69,434		Siemens AG	9,164,853	2.4
			37,558,751	10.0

		India: 0.6%
139,123		Larsen & Toubro Ltd.	2,326,303	0.6

		Italy: 1.7%
1,384,960		Enel S.p.A.	6,295,715	1.7

		Japan: 5.0%
828,000		Hitachi Ltd.	6,112,048	1.6
90,500		JSR Corp.	1,667,638	0.4
163,300		Komatsu Ltd.	3,405,899	0.9
419,000		Mitsubishi Electric Corp.	4,850,781	1.3
49,900		Shin-Etsu Chemical Co., Ltd.	2,889,537	0.8
			18,925,903	5.0

		Luxembourg: 1.2%
49,400	@	Millicom International Cellular SA	4,437,108	1.2

		Netherlands: 4.2%
306,600		ArcelorMittal	5,264,322	1.4
89,736		European Aeronautic Defence and Space Co. NV	6,368,788	1.7
53,000		Koninklijke DSM NV	4,155,722	1.1
			15,788,832	4.2

		Russia: 1.3%
223,700		Mobile Telesystems OJSC ADR	4,715,596	1.3

		South Korea: 1.2%
60,273		POSCO ADR	4,670,555	1.2

		Sweden: 1.1%
323,157		Volvo AB — B Shares	4,250,425	1.1

		Switzerland: 3.8%
227,500	@	ABB Ltd. ADR	5,812,625	1.6
1,021,513		Glencore Xstrata PLC	5,159,935	1.4
60,768	@	Wolseley PLC	3,272,454	0.8
			14,245,014	3.8

		United Kingdom: 9.0%
235,666		BHP Billiton PLC	7,149,601	1.9
389,104	@	CNH Industrial NV	4,449,154	1.2
51,600	@	Noble Corp. PLC	1,966,992	0.5
108,888		Rio Tinto PLC	5,782,628	1.5
293,050		Vesuvius PLC	2,327,829	0.6
2,376,825	@	Vodafone Group PLC	8,811,832	2.3
102,301		Weir Group PLC	3,578,320	1.0
			34,066,356	9.0

		United States: 45.3%
51,900		Acuity Brands, Inc.	5,321,307	1.4
218,500		CenterPoint Energy, Inc.	5,119,455	1.4
174,200		CSX Corp.	4,750,434	1.3
54,200		Cummins, Inc.	7,173,912	1.9
78,400		Donaldson Co., Inc.	3,271,632	0.9
70,900		DTE Energy Co.	4,731,866	1.3
102,000	@	Eaton Corp. PLC	7,411,320	2.0
85,500		EI Du Pont de Nemours & Co.	5,247,990	1.4
99,000		Fluor Corp.	7,703,190	2.0
161,100		Freeport-McMoRan Copper & Gold, Inc.	5,588,559	1.5
88,100		General Dynamics Corp.	8,075,246	2.1
298,500		General Electric Co.	7,958,010	2.1
104,000		Honeywell International, Inc.	9,205,040	2.4
117,700	@	KBR, Inc.	3,981,791	1.1
53,800	@	Lincoln Electric Holdings, Inc.	3,845,624	1.0
61,200		Lockheed Martin Corp.	8,670,204	2.3
154,700		Manitowoc Co., Inc.	3,185,273	0.8
47,900		Monsanto Co.	5,428,507	1.4
79,700		National Oilwell Varco, Inc.	6,495,550	1.7
130,900		NV Energy, Inc.	3,095,785	0.8

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
72,900	@	Old Dominion Freight Line	$3,756,537	1 .0
48,900		Pall Corp.	4,092,930	1 .1
142,300	@	Patterson-UTI Energy, Inc.	3,317,013	0 .9
100,900	@	Quanta Services, Inc.	2,987,649	0 .8
120,800	@	Republic Services, Inc.	4,217,128	1 .1
45,200		Roper Industries, Inc.	5,862,440	1 .6
75,300	@	Schlumberger Ltd.	6,658,026	1 .8
23,600	@	TransDigm Group, Inc.	3,693,872	1 .0
98,800	@	Trimble Navigation Ltd.	3,151,720	0 .8
91,400		UGI Corp.	3,679,764	1 .0
51,400		Union Pacific Corp.	8,328,856	2 .2
50,500	@	WABCO Holdings, Inc.	4,474,300	1 .2
			170,480,930	45 .3

		Total Common Stock (Cost $289,386,357)	372,064,302	98 .7

SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
5,245,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%†† (Cost $5,245,000)	5,245,000	1 .4

		Total Short-Term Investments (Cost $5,245,000)	5,245,000	1 .4

		Total Investments in Securities (Cost $294,631,357)	$377,309,302	100 .1
		Liabilities in Excess of Other Assets	(540,891)	(0 .1)
		Net Assets	$376,768,411	100 ..0

††	Rate shown is the 7-day yield as of November 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $295,085,060.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$94,145,081
Gross Unrealized Depreciation	(11,920,839)
Net Unrealized Appreciation	$82,224,242

Sector Diversification	Percentage of Net Assets
Industrials	54.0%
Materials	17.4
Utilities	9.1
Telecommunication Services	8.9
Energy	6.9
Information Technology	2.4
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$6,094,948	$—	$—	$6,094,948
Chile	2,030,072	—	—	2,030,072
China	9,240,300	2,901,140	—	12,141,440
Finland	—	1,884,799	—	1,884,799
France	—	32,151,555	—	32,151,555
Germany	2,495,731	35,063,020	—	37,558,751
India	—	2,326,303	—	2,326,303
Italy	—	6,295,715	—	6,295,715
Japan	—	18,925,903	—	18,925,903
Luxembourg	4,437,108	—	—	4,437,108
Netherlands	5,264,322	10,524,510	—	15,788,832
Russia	4,715,596	—	—	4,715,596
South Korea	4,670,555	—	—	4,670,555
Sweden	—	4,250,425	—	4,250,425
Switzerland	5,812,625	8,432,389	—	14,245,014
United Kingdom	6,416,146	27,650,210	—	34,066,356
United States	170,480,930	—	—	170,480,930
Total Common Stock	221,658,333	150,405,969	—	372,064,302
Short-Term Investments	5,245,000	—	—	5,245,000
Total Investments, at fair value	$226,903,333	$150,405,969	$—	$377,309,302
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,712,696)	$—	$(1,712,696)
Total Liabilities	$—	$(1,712,696)	$—	$(1,712,696)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING Infrastructure, Industrials and Materials Fund Written OTC Options on November 30, 2013:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
691,412	UBS	Call on Industrial Select SPDR Fund	49 .840	USD	12/19/13	$516,900	$(591,124)
941,625	Citigroup, Inc.	Call on iShares MSCI EAFE® ETF	65 .610	USD	12/19/13	636,350	(710,472)
172,455	Goldman Sachs & Co.	Call on iShares MSCI Emerging Markets Index (ETF)	41 .460	USD	12/19/13	141,568	(196,868)
597,222	UBS	Call on Materials Select Sector SPDR	44 .640	USD	12/19/13	423,908	(214,232)
			Total Written OTC Options			$1,718,726	$(1,712,696)

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Written options	$1,712,696
Total Liability Derivatives		$1,712,696

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at November 30, 2013:

	Citigroup, Inc.	Goldman Sachs & Co.	UBS	Totals
Liabilities:
Written options	$710,472	$196,868	$805,356	$1,712,696
Total Liabilities	$710,472	$196,868	$805,356	$1,712,696

Net OTC derivative instruments by counterparty, at fair value	$(710,472)	$(196,868)	$(805,356)	(1,712,696)

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(710,472)	$(196,868)	$(805,356)	$(1,712,696)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	January 24, 2014